UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04367
Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Michael G.

Clarke
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800)

345-6611
Date of fiscal year end:
Last Day of

July
Date of reporting period:
July 31, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Oregon Intermediate Municipal Bond Fund
Class A / COEAX
Annual Shareholder Report | July 31, 2025
This annual shareholder report contains important information about Columbia Oregon Intermediate Municipal Bond Fund (the Fund) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 80	0.80%
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sector security selection
| Strong security selection in housing, airport, utility and education bonds contributed to the Fund’s performance relative to its benchmark.
Credit quality security selection
| Strong security selection in AA rated bonds was a positive contributor to benchmark-relative performance.
Sector allocation
| Overweights to the pre-refunded and housing sectors added to the Fund’s relative performance.
Credit quality allocation
| An underweight to AAA rated bonds added to relative performance.
Top Performance Detractors
Yield curve positioning

I

Heavy supply and market uncertainty resulted in a reshaping of the yield curve, driving the curve steeper as short rates declined and intermediate and long rates moved higher. The Fund’s yield curve positioning was the main detractor from performance, relative to its benchmark. Specifically, the Fund’s overweight to longer-intermediate maturity bonds (10 years and longer) detracted, as municipal market interest rates rose in this portion of the curve.
Sector security selection
| Security selection in the transportation and pre-refunded sectors detracted from relative performance.
Credit quality security selection
| Security selection in AAA and A rated bonds detracted from relative performance.
Credit quality allocation
| An overweight to AA bonds and underweights to A and BBB bonds detracted from relative performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	0.82	(0.24)	1.35
Class A (including sales charges)	(2.22)	(0.85)	1.04
Bloomberg 3-15 Year Blend Municipal Bond Index	1.86	0.54	2.16
Bloomberg Municipal Bond Index	0.00	0.13	2.11
The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 285,046,389
Total number of portfolio holdings	187
Management services fees (represents 0.47% of Fund average net assets)	$ 1,403,974
Portfolio turnover for the reporting period	12%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Oregon Health & Science University 07/01/2034 5.000%	2.7%
City of Portland Water System 04/01/2030 4.000%	2.6%
Tri-County Metropolitan Transportation District of Oregon 10/01/2032 5.000%	2.5%
Oregon Health & Science University 07/01/2032 5.000%	1.9%
City of Portland Sewer System 12/01/2042 5.000%	1.8%
Puerto Rico Public Finance Corp. 08/01/2026 6.000%	1.8%
State of Oregon Housing & Community Services Department 01/10/2048 4.000%	1.8%
State of Oregon Department of Transportation 11/15/2037 5.000%	1.8%
Port of Portland 07/01/2039 4.000%	1.7%
Washington Clackamas & Yamhill Counties School District No. 88J 06/15/2031 5.000%	1.6%
Asset Categories
Availability of Additi
onal
Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Oregon Intermediate Municipal Bond Fund | Class A

|

ASR207_01_(09/25)

Columbia Oregon Intermediate Municipal Bond Fund
Institutional Class / CMBFX
Annual Shareholder Report | July 31, 2025
This annual shareholder report contains important information about Columbia Oregon Intermediate Municipal Bond Fund (the Fund) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 55	0.55%
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sector security selection
| Strong security selection in housing, airport, utility and education bonds contributed to the Fund’s performance relative to its benchmark.
Credit quality security selection
| Strong security selection in AA rated bonds was a positive contributor to benchmark-relative performance.
Sector allocation
| Overweights to the pre-refunded and housing sectors added to the Fund’s relative performance.
Credit quality allocation
| An underweight to AAA rated bonds added to relative performance.
Top Performance Detractors
Yield curve positioning

I

Heavy supply and market uncertainty resulted in a reshaping of the yield curve, driving the curve steeper as short rates declined and intermediate and long rates moved higher. The Fund’s yield curve positioning was the main detractor from performance, relative to its benchmark. Specifically, the Fund’s overweight to longer-intermediate maturity bonds (10 years and longer) detracted, as municipal market interest rates rose in this portion of the curve.
Sector security selection
| Security selection in the transportation and pre-refunded sectors detracted from relative performance.
Credit quality security selection
| Security selection in AAA and A rated bonds detracted from relative performance.
Credit quality allocation
| An overweight to AA bonds and underweights to A and BBB bonds detracted from relative performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	1.07	0.01	1.60
Bloomberg 3-15 Year Blend Municipal Bond Index	1.86	0.54	2.16
Bloomberg Municipal Bond Index	0.00	0.13	2.11
The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 285,046,389
Total number of portfolio holdings	187
Management services fees (represents 0.47% of Fund average net assets)	$ 1,403,974
Portfolio turnover for the reporting period	12%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Oregon Health & Science University 07/01/2034 5.000%	2.7%
City of Portland Water System 04/01/2030 4.000%	2.6%
Tri-County Metropolitan Transportation District of Oregon 10/01/2032 5.000%	2.5%
Oregon Health & Science University 07/01/2032 5.000%	1.9%
City of Portland Sewer System 12/01/2042 5.000%	1.8%
Puerto Rico Public Finance Corp. 08/01/2026 6.000%	1.8%
State of Oregon Housing & Community Services Department 01/10/2048 4.000%	1.8%
State of Oregon Department of Transportation 11/15/2037 5.000%	1.8%
Port of Portland 07/01/2039 4.000%	1.7%
Washington Clackamas & Yamhill Counties School District No. 88J 06/15/2031 5.000%	1.6%
Asset Categories
Availability of Additional I
nformatio
n
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Oregon Intermediate Municipal Bond Fund | Institutional Class

|

ASR207_08_(09/25)

Columbia Oregon Intermediate Municipal Bond Fund
Institutional 2 Class / CODRX
Annual Shareholder Report | July 31, 2025
This annual shareholder report contains important information about Columbia Oregon Intermediate Municipal Bond Fund (the Fund) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 53	0.53%
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sector security selection
| Strong security selection in housing, airport, utility and education bonds contributed to the Fund’s performance relative to its benchmark.
Credit quality security selection
| Strong security selection in AA rated bonds was a positive contributor to benchmark-relative performance.
Sector allocation
| Overweights to the pre-refunded and housing sectors added to the Fund’s relative performance.
Credit quality allocation
| An underweight to AAA rated bonds added to relative performance.
Top Performance Detractors
Yield curve positioning

I

Heavy supply and market uncertainty resulted in a reshaping of the yield curve, driving the curve steeper as short rates declined and intermediate and long rates moved higher. The Fund’s yield curve positioning was the main detractor from performance, relative to its benchmark. Specifically, the Fund’s overweight to longer-intermediate maturity bonds (10 years and longer) detracted, as municipal market interest rates rose in this portion of the curve.
Sector security selection
| Security selection in the transportation and pre-refunded sectors detracted from relative performance.
Credit quality security selection
| Security selection in AAA and A rated bonds detracted from relative performance.
Credit quality allocation
| An overweight to AA bonds and underweights to A and BBB bonds detracted from relative performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	1.10	0.04	1.63
Bloomberg 3-15 Year Blend Municipal Bond Index	1.86	0.54	2.16
Bloomberg Municipal Bond Index	0.00	0.13	2.11
The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 285,046,389
Total number of portfolio holdings	187
Management services fees (represents 0.47% of Fund average net assets)	$ 1,403,974
Portfolio turnover for the reporting period	12%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Oregon Health & Science University 07/01/2034 5.000%	2.7%
City of Portland Water System 04/01/2030 4.000%	2.6%
Tri-County Metropolitan Transportation District of Oregon 10/01/2032 5.000%	2.5%
Oregon Health & Science University 07/01/2032 5.000%	1.9%
City of Portland Sewer System 12/01/2042 5.000%	1.8%
Puerto Rico Public Finance Corp. 08/01/2026 6.000%	1.8%
State of Oregon Housing & Community Services Department 01/10/2048 4.000%	1.8%
State of Oregon Department of Transportation 11/15/2037 5.000%	1.8%
Port of Portland 07/01/2039 4.000%	1.7%
Washington Clackamas & Yamhill Counties School District No. 88J 06/15/2031 5.000%	1.6%
Asset Categories
Availability of Additional Infor
ma
tion
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Oregon Intermediate Municipal Bond Fund | Institutional 2 Class

|

ASR207_15_(09/25)

Columbia Oregon Intermediate Municipal Bond Fund
Institutional 3 Class / CORYX
Annual Shareholder Report | July 31, 2025
This annual shareholder report contains important information about Columbia Oregon Intermediate Municipal Bond Fund (the Fund) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 48	0.48%
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sector security selection
| Strong security selection in housing, airport, utility and education bonds contributed to the Fund’s performance relative to its benchmark.
Credit quality security selection
| Strong security selection in AA rated bonds was a positive contributor to benchmark-relative performance.
Sector allocation
| Overweights to the pre-refunded and housing sectors added to the Fund’s relative performance.
Credit quality allocation
| An underweight to AAA rated bonds added to relative performance.
Top Performance Detractors
Yield curve positioning

I

Heavy supply and market uncertainty resulted in a reshaping of the yield curve, driving the curve steeper as short rates declined and intermediate and long rates moved higher. The Fund’s yield curve positioning was the main detractor from performance, relative to its benchmark. Specifically, the Fund’s overweight to longer-intermediate maturity bonds (10 years and longer) detracted, as municipal market interest rates rose in this portion of the curve.
Sector security selection
| Security selection in the transportation and pre-refunded sectors detracted from relative performance.
Credit quality security selection
| Security selection in AAA and A rated bonds detracted from relative performance.
Credit quality allocation
| An overweight to AA bonds and underweights to A and BBB bonds detracted from relative performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a)	1.15	0.09	1.67
Bloomberg 3-15 Year Blend Municipal Bond Index	1.86	0.54	2.16
Bloomberg Municipal Bond Index	0.00	0.13	2.11
(a)
The returns shown for periods prior to March 1, 2017 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 285,046,389
Total number of portfolio holdings	187
Management services fees (represents 0.47% of Fund average net assets)	$ 1,403,974
Portfolio turnover for the reporting period	12%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Oregon Health & Science University 07/01/2034 5.000%	2.7%
City of Portland Water System 04/01/2030 4.000%	2.6%
Tri-County Metropolitan Transportation District of Oregon 10/01/2032 5.000%	2.5%
Oregon Health & Science University 07/01/2032 5.000%	1.9%
City of Portland Sewer System 12/01/2042 5.000%	1.8%
Puerto Rico Public Finance Corp. 08/01/2026 6.000%	1.8%
State of Oregon Housing & Community Services Department 01/10/2048 4.000%	1.8%
State of Oregon Department of Transportation 11/15/2037 5.000%	1.8%
Port of Portland 07/01/2039 4.000%	1.7%
Washington Clackamas & Yamhill Counties School District No. 88J 06/15/2031 5.000%	1.6%
Asset Categories
Availability of Additional
Inform
ation
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Oregon Intermediate Municipal Bond Fund | Institutional 3 Class

|

ASR207_17_(09/25)

Columbia Oregon Intermediate Municipal Bond Fund
Class S / CMBCX
Annual Shareholder Report | July 31, 2025
This annual shareholder report contains important information about Columbia Oregon Intermediate Municipal Bond Fund (the Fund) for the period of October 2, 2024 to July 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 45 (a)	0.55% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.
Management's Discussion of Fund Performance
The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sector security selection
| Strong security selection in housing, airport, utility and education bonds contributed to the Fund’s performance relative to its benchmark.
Credit quality security selection
| Strong security selection in AA rated bonds was a positive contributor to benchmark-relative performance.
Sector allocation
| Overweights to the pre-refunded and housing sectors added to the Fund’s relative performance.
Credit quality allocation
| An underweight to AAA rated bonds added to relative performance.
Top Performance Detractors
Yield curve positioning

I

Heavy supply and market uncertainty resulted in a reshaping of the yield curve, driving the curve steeper as short rates declined and intermediate and long rates moved higher. The Fund’s yield curve positioning was the main detractor from performance, relative to its benchmark. Specifically, the Fund’s overweight to longer-intermediate maturity bonds (10 years and longer) detracted, as municipal market interest rates rose in this portion of the curve.
Sector security selection
| Security selection in the transportation and pre-refunded sectors detracted from relative performance.
Credit quality security selection
| Security selection in AAA and A rated bonds detracted from relative performance.
Credit quality allocation
| An overweight to AA bonds and underweights to A and BBB bonds detracted from relative performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class S shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class S (a)	1.07	0.01	1.60
Bloomberg 3-15 Year Blend Municipal Bond Index	1.86	0.54	2.16
Bloomberg Municipal Bond Index	0.00	0.13	2.11
(a)
The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 285,046,389
Total number of portfolio holdings	187
Management services fees (represents 0.47% of Fund average net assets)	$ 1,403,974
Portfolio turnover for the reporting period	12%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Oregon Health & Science University 07/01/2034 5.000%	2.7%
City of Portland Water System 04/01/2030 4.000%	2.6%
Tri-County Metropolitan Transportation District of Oregon 10/01/2032 5.000%	2.5%
Oregon Health & Science University 07/01/2032 5.000%	1.9%
City of Portland Sewer System 12/01/2042 5.000%	1.8%
Puerto Rico Public Finance Corp. 08/01/2026 6.000%	1.8%
State of Oregon Housing & Community Services Department 01/10/2048 4.000%	1.8%
State of Oregon Department of Transportation 11/15/2037 5.000%	1.8%
Port of Portland 07/01/2039 4.000%	1.7%
Washington Clackamas & Yamhill Counties School District No. 88J 06/15/2031 5.000%	1.6%
Asset Categories
Availability of Additional Infor
mat
ion
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Oregon Intermediate Municipal Bond Fund | Class S

|

ASR207_16_(09/25)

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant's investment advisor ($)
	July 31, 2025	July 31, 2024	July 31, 2025	July 31, 2024
Audit fees (a)	32,423	31,493	0	0
Audit-related fees (b)	2,500	0	0	0
Tax fees (c)	14,209	13,765	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	474,000	581,000

(a)    Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)    Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)    Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)    All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures
The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)    Not applicable.

(g)    The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)    The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)    Not applicable.

(j)    Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Oregon Intermediate Municipal Bond Fund
Annual Financial Statements and Additional Information
July 31, 2025

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Oregon Intermediate Municipal Bond Fund | 2025

Portfolio of Investments
July 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 0.4%
Issue Description	Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.4%
City of New York(a),(b)
Unlimited General Obligation Bonds
Fiscal 2015
Subordinated Series 2015 (JPMorgan Chase Bank)
06/01/2044	2.750%	1,000,000	1,000,000
Total Floating Rate Notes (Cost $1,000,000)			1,000,000

Municipal Bonds 98.7%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 5.1%
Port of Portland(c)
Revenue Bonds
Portland International Airport
Series 2022
07/01/2039	4.000%	5,000,000	4,677,391
Port of Portland Airport(c)
Revenue Bonds
Portland International Airport
Series 2019
07/01/2035	5.000%	1,680,000	1,729,401
07/01/2036	5.000%	650,000	665,814
Series 2020A-27
07/01/2030	5.000%	3,000,000	3,247,786
Series 2024-30
07/01/2042	5.250%	4,000,000	4,107,668
Total			14,428,060
Charter Schools 0.2%
Oregon State Facilities Authority(d)
Refunding Revenue Bonds
Redmond Proficiency Academy Project
Series 2025
06/15/2035	4.625%	270,000	267,579
06/15/2045	5.500%	475,000	457,754
Total			725,333
Higher Education 1.2%
City of Forest Grove
Refunding Revenue Bonds
Campus Improvement Pacific University Project
Series 2015
05/01/2030	5.000%	550,000	550,367
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pacific University
Series 2022
05/01/2037	4.000%	635,000	571,539
County of Yamhill
Refunding Revenue Bonds
George Fox University Project
Series 2021
12/01/2036	4.000%	500,000	497,221
Oregon State University
Refunding Revenue Bonds
Series 2025C
04/01/2045	5.000%	1,620,000	1,677,017
Total			3,296,144
Hospital 12.3%
Klamath Falls Intercommunity Hospital Authority
Refunding Revenue Bonds
Sky Lakes Medical Center Project
Series 2016
09/01/2028	5.000%	265,000	269,515
09/01/2030	5.000%	830,000	840,874
09/01/2031	5.000%	500,000	505,202
09/01/2032	5.000%	270,000	272,347
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Asante Project
Series 2020A
08/15/2033	5.000%	1,200,000	1,277,644
08/15/2037	5.000%	2,900,000	2,997,319
08/15/2039	4.000%	1,100,000	1,015,200
Oregon Health & Science University
Refunding Revenue Bonds
Series 2016B
07/01/2034	5.000%	7,500,000	7,589,339
Series 2019A
07/01/2032	5.000%	5,175,000	5,564,874
Series 2021B-2 (Mandatory Put 02/01/32)
07/01/2046	5.000%	1,235,000	1,345,699
Revenue Bonds
Green Bonds
Series 2021A
07/01/2038	5.000%	1,000,000	1,049,712
Oregon State Facilities Authority
Refunding Revenue Bonds
Legacy Health Project
Series 2016A
06/01/2033	5.000%	1,600,000	1,613,979
06/01/2034	5.000%	3,185,000	3,208,750
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Oregon Intermediate Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
July 31, 2025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Salem Hospital Facility Authority
Refunding Revenue Bonds
Salem Health Projects
Series 2016A
05/15/2029	5.000%	1,000,000	1,015,639
05/15/2030	5.000%	1,000,000	1,013,981
05/15/2031	5.000%	1,025,000	1,037,247
05/15/2041	4.000%	2,500,000	2,206,779
Series 2019
05/15/2037	5.000%	2,305,000	2,364,963
Total			35,189,063
Local General Obligation 29.9%
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis(e)
Unlimited General Obligation Bonds
Series 2018A
06/15/2038	5.000%	500,000	512,691
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis
Unlimited General Obligation Bonds
Series 2018B
06/15/2035	5.000%	2,500,000	2,600,871
Blue Mountain Community College District
Unlimited General Obligation Bonds
Series 2015
06/15/2029	4.000%	1,000,000	1,000,758
Boardman Park & Recreation District
Unlimited General Obligation Bonds
Series 2015
06/15/2035	5.250%	3,400,000	3,400,978
Central Oregon Community College
Unlimited General Obligation Refunding Bonds
Series 2021
06/15/2028	4.000%	525,000	546,234
Chemeketa Community College District
Unlimited General Obligation Refunding Bonds
Series 2015
06/15/2026	4.000%	1,745,000	1,746,490
City of Bend
Limited General Obligation Bonds
Series 2024
06/01/2041	5.000%	1,765,000	1,870,906
06/01/2043	5.000%	1,580,000	1,646,355
City of Lebanon
Unlimited General Obligation Refunding Bonds
Series 2015
06/01/2026	5.000%	1,675,000	1,677,145
06/01/2027	5.000%	1,715,000	1,716,839
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Redmond(c)
Limited General Obligation Bonds
Airport Expansion Projects
Series 2025
06/01/2043	5.250%	1,000,000	1,018,037
City of Salem
Unlimited General Obligation Bonds
Series 2023B
06/01/2039	5.000%	2,500,000	2,650,114
Unlimited General Obligation Refunding Bonds
Series 2017
06/01/2030	4.000%	2,000,000	2,043,412
City of Sisters
Limited General Obligation Refunding Bonds
Series 2016
12/01/2035	4.000%	620,000	610,375
Clackamas & Washington Counties School District No. 3
Unlimited General Obligation Bonds
Series 2020B
06/15/2028	5.000%	275,000	294,404
06/15/2029	5.000%	435,000	474,456
Clackamas Community College District(e)
Unlimited General Obligation Bonds
Convertible Deferred Interest
Series 2017A
06/15/2038	5.000%	760,000	772,735
Clackamas County School District No. 12 North Clackamas
Unlimited General Obligation Bonds
Series 2017B
06/15/2033	5.000%	3,500,000	3,613,512
Clackamas County School District No. 35 Molalla River
Unlimited General Obligation Bonds
Series 2024B
06/15/2041	5.000%	800,000	839,465
Clatsop County School District No. 1-C
Unlimited General Obligation Bonds
Astoria
06/15/2035	5.000%	1,650,000	1,738,870
Clatsop County School District No. 30 Warrenton-Hammond(f)
Unlimited General Obligation Bonds
Deferred Interest
Series 2019
06/15/2035	0.000%	1,000,000	647,493
Columbia County School District No. 502(f)
Unlimited General Obligation Bonds
Deferred Interest
Series 2020A
06/15/2033	0.000%	300,000	214,798
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Oregon Intermediate Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
July 31, 2025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Coos County School District No. 9 Coos Bay
Unlimited General Obligation Bonds
Series 2018
06/15/2034	5.000%	500,000	520,836
06/15/2035	5.000%	1,000,000	1,037,576
Deschutes & Jefferson Counties School District No. 2J Redmond
Unlimited General Obligation Bonds
Series 2021
06/15/2038	4.000%	650,000	636,872
Hillsboro School District No. 1J
Unlimited General Obligation Bonds
Washington, Yamhill and Multnomah Counties
Series 2017
06/15/2035	5.000%	2,500,000	2,570,083
Series 2020
06/15/2029	5.000%	550,000	599,887
06/15/2038	4.000%	2,500,000	2,389,211
Jackson County School District No. 4(f)
Unlimited General Obligation Bonds
Series 2018A
06/15/2033	0.000%	1,000,000	727,682
Jackson County School District No. 5 Ashland
Unlimited General Obligation Bonds
Series 2019
06/15/2036	5.000%	3,000,000	3,136,150
Jackson County School District No. 6 Central Point
Unlimited General Obligation Bonds
Series 2019A
06/15/2036	4.000%	1,145,000	1,147,027
Lane Community College
Unlimited General Obligation Bonds
Series 2020A
06/15/2037	4.000%	2,000,000	1,996,593
Lane County School District No. 1 Pleasant Hill(f)
Unlimited General Obligation Bonds
Series 2014B
06/15/2029	0.000%	1,775,000	1,571,297
Lane County School District No. 19 Springfield(f)
Unlimited General Obligation Bonds
Series 2015B
06/15/2033	0.000%	3,770,000	2,790,347
Unlimited General Obligation Refunding Bonds
Series 2015D
06/15/2028	0.000%	1,480,000	1,354,935
Lane County School District No. 52 Bethel
Unlimited General Obligation Bonds
Series 2021B
06/15/2035	4.000%	1,590,000	1,618,430
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Linn & Benton Counties School District No. 8J Greater Albany
Unlimited General Obligation Bonds
Series 2017
06/15/2030	5.000%	1,000,000	1,041,127
06/15/2035	5.000%	2,480,000	2,549,523
Marion County School District No. 15 North Marion
Unlimited General Obligation Bonds
Series 2018B
06/15/2032	5.000%	1,000,000	1,049,432
06/15/2033	5.000%	240,000	250,958
Metro
Unlimited General Obligation Bonds
Series 2025
06/01/2038	5.000%	3,000,000	3,298,238
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow(f)
Unlimited General Obligation Bonds
Series 2017A
06/15/2033	0.000%	4,000,000	2,892,683
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow
Unlimited General Obligation Bonds
Series 2017B
06/15/2031	5.000%	3,000,000	3,107,819
Oregon City School District No. 62
Unlimited General Obligation Bonds
Series 2025B
06/15/2043	5.000%	1,000,000	1,039,090
Oregon Coast Community College District(f)
Unlimited General Obligation Bonds
Series 2024
06/15/2041	0.000%	400,000	421,844
Polk Marion & Benton Counties School District No. 13J Central
Unlimited General Obligation Refunding Bonds
Series 2015
02/01/2028	4.000%	1,000,000	1,000,783
Portland Community College District
Unlimited General Obligation Bonds
Series 2018
06/15/2029	5.000%	1,000,000	1,016,892
Series 2023
06/15/2038	5.000%	1,000,000	1,069,400
Unlimited General Obligation Refunding Bonds
Series 2016
06/15/2027	5.000%	2,100,000	2,136,757
Salem-Keizer School District No. 24J
Unlimited General Obligation Bonds
Series 2018
06/15/2035	4.000%	1,000,000	1,002,941
Series 2020B
06/15/2033	5.000%	1,450,000	1,573,726
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Oregon Intermediate Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
July 31, 2025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington & Multnomah Counties School District No. 48J Beaverton(f)
Unlimited General Obligation Bonds
Series 2025A
06/15/2038	0.000%	2,435,000	1,362,532
Washington Clackamas & Yamhill Counties School District No. 88J(f)
Unlimited General Obligation Bonds
Deferred Interest
Series 2018A
06/15/2037	0.000%	3,500,000	2,016,530
Washington Clackamas & Yamhill Counties School District No. 88J
Unlimited General Obligation Bonds
Sherwood College
Series 2017B
06/15/2031	5.000%	4,500,000	4,661,729
Total			85,225,868
Multi-Family 2.1%
Oregon State Facilities Authority(d)
Revenue Bonds
College Housing Northwest Project
Series 2016A
10/01/2026	4.000%	100,000	99,352
10/01/2036	5.000%	1,000,000	928,967
State of Oregon Housing & Community Services Department
Revenue Bonds
Hollywood HUB Apartments Project
Series 2024 (Mandatory Put 01/01/29)
01/10/2048	4.000%	5,000,000	5,102,565
Total			6,130,884
Municipal Power 4.0%
Central Lincoln People’s Utility District JATC, Inc.
Revenue Bonds
Series 2016
12/01/2033	5.000%	350,000	351,979
12/01/2034	5.000%	400,000	402,128
12/01/2035	5.000%	410,000	411,990
12/01/2036	5.000%	440,000	441,856
City of Eugene Electric Utility System
Refunding Revenue Bonds
Series 2024
08/01/2040	5.000%	525,000	559,308
08/01/2041	5.000%	500,000	527,777
08/01/2042	5.000%	650,000	679,977
Revenue Bonds
Series 2017
08/01/2029	5.000%	530,000	551,413
08/01/2030	5.000%	420,000	436,470
08/01/2031	5.000%	450,000	467,208
08/01/2032	5.000%	250,000	259,215
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Emerald Peoples Utility District
Revenue Bonds
Series 2025
06/01/2042	5.000%	3,245,000	3,363,893
Northern Wasco County Peoples Utility District
Revenue Bonds
Series 2016
12/01/2031	5.000%	1,455,000	1,490,185
12/01/2036	5.000%	1,545,000	1,572,834
Total			11,516,233
Other Bond Issue 0.4%
Oregon State Facilities Authority
Revenue Bonds
Southern Oregon Goodwill Project
Series 2025
12/01/2040	5.000%	420,000	400,848
Warm Springs Reservation Confederated Tribe(d),(g)
Refunding Revenue Bonds
Green Bonds - Pelton-Round Butte Project
Series 2019
11/01/2036	5.000%	590,000	615,236
Total			1,016,084
Pool / Bond Bank 0.3%
Oregon State Bond Bank
Refunding Revenue Bonds
Series 2018A
01/01/2028	5.000%	810,000	817,439
Ports 0.9%
Port of Morrow
Limited General Obligation Refunding Bonds
Subordinated Series 2021D
12/01/2034	4.000%	1,250,000	1,215,596
12/01/2035	4.000%	1,290,000	1,230,344
Total			2,445,940
Refunded / Escrowed 4.6%
Oregon State Bond Bank
Prerefunded 01/01/26 Refunding Revenue Bonds
Series 2018A
01/01/2028	5.000%	40,000	40,381
01/01/2029	5.000%	50,000	50,476
Oregon State Facilities Authority
Prerefunded 07/01/27 Revenue Bonds
Reed College Project
Series 2017A
07/01/2032	4.000%	250,000	256,871
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Oregon Intermediate Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
July 31, 2025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Puerto Rico Public Finance Corp.(g)
Unrefunded Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity
08/01/2026	6.000%	5,000,000	5,156,668
State of Oregon
Prerefunded 08/01/25 Unlimited General Obligation Bonds
Series 2015O
08/01/2035	5.000%	2,255,000	2,255,000
Tri-County Metropolitan Transportation District of Oregon
Prerefunded 09/01/26 Revenue Bonds
Senior Lien
Series 2016
09/01/2031	4.000%	1,000,000	1,015,303
09/01/2032	4.000%	1,250,000	1,269,129
Senior Lien Payroll Tax
Series 2017A
09/01/2032	5.000%	1,595,000	1,636,337
Prerefunded 09/01/27 Revenue Bonds
Series 2018A
09/01/2034	5.000%	550,000	577,514
09/01/2035	5.000%	800,000	840,020
Total			13,097,699
Retirement Communities 1.1%
Clackamas County Hospital Facility Authority
Revenue Bonds
Mary’s Woods at Marylhurst, Inc.
Series 2018
05/15/2038	5.000%	220,000	212,885
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Terwilliger Plaza, Inc.
Series 2016
12/01/2030	5.000%	325,000	327,526
12/01/2036	5.000%	900,000	880,821
Salem Hospital Facility Authority
Refunding Revenue Bonds
Capital Manor Project
Series 2022
05/15/2040	4.000%	800,000	701,904
Revenue Bonds
Capital Manor Project
Series 2018
05/15/2033	5.000%	550,000	560,438
05/15/2038	5.000%	500,000	500,458
Total			3,184,032
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Single Family 3.1%
State of Oregon Housing & Community Services Department
Refunding Revenue Bonds
Single-Family Mortgage Program
Series 2024
01/01/2036	4.050%	995,000	997,618
07/01/2036	4.050%	1,240,000	1,238,279
Revenue Bonds
Series 2017D
07/01/2032	3.150%	1,485,000	1,437,127
Series 2020A
07/01/2028	1.700%	1,040,000	983,809
01/01/2029	1.750%	1,010,000	944,300
Series 2020C
07/01/2035	2.000%	2,000,000	1,584,641
Single-Family Mortgage Program
Series 2021A
07/01/2027	0.950%	1,015,000	961,254
01/01/2029	1.200%	250,000	229,385
01/01/2030	1.450%	375,000	343,133
Total			8,719,546
Special Non Property Tax 11.4%
Metro
Revenue Bonds
Convention Center Hotel
Series 2017
06/15/2030	5.000%	435,000	450,710
06/15/2031	5.000%	725,000	749,984
06/15/2032	5.000%	780,000	805,872
Oregon State Lottery
Refunding Revenue Bonds
Series 2025A
04/01/2034	5.000%	1,000,000	1,134,617
Revenue Bonds
Series 2017A
04/01/2035	5.000%	1,785,000	1,835,325
Series 2019A
04/01/2036	5.000%	1,000,000	1,047,741
Series 2022A
04/01/2035	5.000%	2,250,000	2,471,357
Series 2023A
04/01/2039	5.000%	2,000,000	2,142,414
04/01/2040	5.000%	1,145,000	1,214,910
Series 2024A
04/01/2041	5.000%	2,000,000	2,118,301
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Oregon Intermediate Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
July 31, 2025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Oregon Department of Transportation
Refunding Revenue Bonds
Senior Lien
Series 2017B
11/15/2026	5.000%	2,000,000	2,065,100
Subordinated Series 2019A
11/15/2036	5.000%	2,000,000	2,103,822
11/15/2038	5.000%	1,020,000	1,052,016
Revenue Bonds
Series 2022A
11/15/2040	5.000%	2,000,000	2,116,055
Subordinated Series 2020A
11/15/2037	5.000%	4,850,000	5,101,742
Subordinated Series 2023A
11/15/2039	5.000%	2,000,000	2,129,806
Tri-County Metropolitan Transportation District of Oregon
Revenue Bonds
Series 2019A
09/01/2037	5.000%	1,500,000	1,565,635
09/01/2038	5.000%	1,000,000	1,037,907
09/01/2039	4.000%	1,460,000	1,382,640
Total			32,525,954
State General Obligation 6.2%
Oregon State Bond Bank
Refunding Revenue Bonds
Series 2018A
01/01/2029	5.000%	1,070,000	1,079,693
State of Oregon
Limited General Obligation Bonds
Article XI-Q State Projects
Series 2023
11/01/2040	5.000%	2,060,000	2,179,935
Limited General Obligation Refunding Bonds
Veterans Welfare Bonds
Series 2020I
12/01/2030	1.950%	555,000	501,688
12/01/2031	2.000%	450,000	397,089
Unlimited General Obligation Bonds
Article XI - Q State Projects
Series 2017A
05/01/2026	5.000%	1,250,000	1,273,731
Series 2023
05/01/2040	5.000%	2,000,000	2,108,283
Series 2019
06/01/2038	5.000%	3,000,000	3,086,888
Series 2019G
08/01/2033	5.000%	1,320,000	1,408,564
Series 2023G
08/01/2041	5.000%	2,320,000	2,430,388
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Notes
Higher Education
Series 2016C
08/01/2033	5.000%	750,000	763,417
Series 2016A
08/01/2031	3.500%	500,000	502,191
08/01/2032	3.500%	500,000	501,010
Unlimited General Obligation Refunding Bonds
Series 2025
05/01/2034	5.000%	500,000	568,234
08/01/2034	5.000%	850,000	967,256
Total			17,768,367
Transportation 3.9%
State of Oregon Department of Transportation
Revenue Bonds
Second Lien - GARVEE Program (The)
Series 2024
05/15/2038	5.000%	1,000,000	1,076,416
Tri-County Metropolitan Transportation District of Oregon
Refunding Revenue Bonds
Series 2017
10/01/2026	5.000%	1,235,000	1,266,656
10/01/2027	5.000%	1,485,000	1,558,342
Revenue Bonds
Series 2018A
10/01/2032	5.000%	6,800,000	7,117,522
Total			11,018,936
Water & Sewer 12.0%
City of Beaverton
Revenue Bonds
Series 2018
04/01/2034	5.000%	1,125,000	1,179,952
Series 2024
04/01/2040	5.000%	2,070,000	2,203,967
City of Bend
Revenue Bonds
Series 2020
05/01/2039	5.000%	1,390,000	1,441,267
City of Eugene Water Utility System
Refunding Revenue Bonds
Utility System
Series 2016
08/01/2032	4.000%	500,000	503,646
Revenue Bonds
Series 2023
08/01/2040	5.000%	190,000	200,715
08/01/2041	5.000%	525,000	550,342
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Oregon Intermediate Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
July 31, 2025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Portland Sewer System
Refunding Revenue Bonds
2nd Lien
Subordinated Series 2023A
12/01/2041	5.000%	2,000,000	2,089,137
12/01/2042	5.000%	5,000,000	5,173,833
12/01/2043	5.000%	1,085,000	1,117,324
Subordinated Series 2025A
10/01/2039	5.000%	2,000,000	2,163,030
10/01/2041	5.000%	1,250,000	1,326,598
City of Portland Water System
Refunding Revenue Bonds
1st Lien
Series 2016A
04/01/2030	4.000%	7,375,000	7,432,316
Second Lien
Subordinated Series 2024A
05/01/2038	5.000%	1,500,000	1,621,839
City of Springfield Sewer System
Refunding Revenue Bonds
Series 2017
04/01/2027	4.000%	270,000	276,130
Medford Water Commission
Revenue Bonds
Series 2024
07/15/2031	5.000%	1,120,000	1,250,716
07/15/2032	5.000%	1,650,000	1,857,164
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tualatin Valley Water District
Revenue Bonds
Series 2023
06/01/2040	5.000%	2,560,000	2,692,912
Series 2024
06/01/2042	5.000%	1,000,000	1,040,175
Total			34,121,063
Total Municipal Bonds (Cost $291,317,275)			281,226,645

Money Market Funds 0.1%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 2.508%(h)	399,470	399,510
Total Money Market Funds (Cost $399,470)		399,510
Total Investments in Securities (Cost: $292,716,745)		282,626,155
Other Assets & Liabilities, Net		2,420,234
Net Assets		285,046,389
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of July 31, 2025.

(c)	Income from this security may be subject to alternative minimum tax.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2025, the total value of these securities amounted to $2,368,888, which represents 0.83% of total net assets.

(e)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of July 31, 2025.

(f)	Zero coupon bond.
(g)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2025, the total value of these securities amounted to $5,771,904, which represents 2.02% of total net assets.

(h)	The rate shown is the seven-day current annualized yield at July 31, 2025.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Oregon Intermediate Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
July 31, 2025
Fair value measurements   (continued)
the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	1,000,000	—	1,000,000
Municipal Bonds	—	281,226,645	—	281,226,645
Money Market Funds	399,510	—	—	399,510
Total Investments in Securities	399,510	282,226,645	—	282,626,155
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Oregon Intermediate Municipal Bond Fund  | 2025

Statement of Assets and Liabilities
July 31, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $292,716,745)	$282,626,155
Cash	1,397
Receivable for:
Capital shares sold	649,813
Dividends	2,061
Interest	2,719,562
Expense reimbursement due from Investment Manager	439
Prepaid expenses	4,601
Deferred compensation of board members	140,004
Other assets	492
Total assets	286,144,524
Liabilities
Payable for:
Capital shares redeemed	257,444
Distributions to shareholders	628,336
Management services fees	3,656
Distribution and/or service fees	164
Transfer agent fees	11,982
Compensation of board members	781
Other expenses	27,826
Deferred compensation of board members	167,946
Total liabilities	1,098,135
Net assets applicable to outstanding capital stock	$285,046,389
Represented by
Paid in capital	297,984,387
Total distributable earnings (loss)	(12,937,998)
Total - representing net assets applicable to outstanding capital stock	$285,046,389
Class A
Net assets	$24,026,529
Shares outstanding	2,103,323
Net asset value per share	$11.42
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$11.77
Institutional Class
Net assets	$142,934,435
Shares outstanding	12,512,637
Net asset value per share	$11.42
Institutional 2 Class
Net assets	$43,123,091
Shares outstanding	3,781,514
Net asset value per share	$11.40
Institutional 3 Class
Net assets	$53,958,014
Shares outstanding	4,716,584
Net asset value per share	$11.44
Class S
Net assets	$21,004,320
Shares outstanding	1,838,782
Net asset value per share	$11.42
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Oregon Intermediate Municipal Bond Fund  | 2025

Statement of Operations
Year Ended July 31, 2025

Net investment income
Income:
Dividends — unaffiliated issuers	$42,367
Interest	8,975,323
Total income	9,017,690
Expenses:
Management services fees	1,403,974
Distribution and/or service fees
Class A	64,531
Transfer agent fees
Class A	21,691
Advisor Class	730
Institutional Class	136,504
Institutional 2 Class	25,285
Institutional 3 Class	2,316
Class S	15,381
Custodian fees	2,589
Printing and postage fees	15,699
Registration fees	18,719
Accounting services fees	32,923
Legal fees	19,302
Interest on interfund lending	527
Compensation of chief compliance officer	51
Compensation of board members	14,364
Deferred compensation of board members	5,567
Other	18,639
Total expenses	1,798,792
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(121,237)
Expense reduction	(260)
Total net expenses	1,677,295
Net investment income	7,340,395
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(676,057)
Net realized loss	(676,057)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(3,575,221)
Net change in unrealized appreciation (depreciation)	(3,575,221)
Net realized and unrealized loss	(4,251,278)
Net increase in net assets resulting from operations	$3,089,117
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Oregon Intermediate Municipal Bond Fund  | 2025

Statement of Changes in Net Assets

	Year Ended July 31, 2025	Year Ended July 31, 2024
Operations
Net investment income	$7,340,395	$7,022,573
Net realized loss	(676,057)	(436,316)
Net change in unrealized appreciation (depreciation)	(3,575,221)	1,789,070
Net increase in net assets resulting from operations	3,089,117	8,375,327
Distributions to shareholders
Net investment income and net realized gains
Class A	(569,795)	(555,834)
Advisor Class	(19,518)	(65,320)
Class C	—	(20,616)
Institutional Class	(3,964,070)	(4,660,018)
Institutional 2 Class	(1,158,714)	(1,226,049)
Institutional 3 Class	(1,166,267)	(491,681)
Class S	(463,642)	—
Total distributions to shareholders	(7,342,006)	(7,019,518)
Increase (decrease) in net assets from capital stock activity	(15,034,808)	1,282
Total increase (decrease) in net assets	(19,287,697)	1,357,091
Net assets at beginning of year	304,334,086	302,976,995
Net assets at end of year	$285,046,389	$304,334,086
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Oregon Intermediate Municipal Bond Fund  | 2025

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	July 31, 2025		July 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	382,414	4,406,077	447,129	5,142,870
Distributions reinvested	47,060	542,367	46,145	529,373
Shares redeemed	(575,752)	(6,631,651)	(601,518)	(6,929,622)
Net decrease	(146,278)	(1,683,207)	(108,244)	(1,257,379)
Advisor Class
Shares sold	23,448	272,688	57,953	670,264
Distributions reinvested	1,343	15,609	5,636	64,509
Shares redeemed	(237,325)	(2,749,069)	(214,361)	(2,451,763)
Net decrease	(212,534)	(2,460,772)	(150,772)	(1,716,990)
Class C
Shares sold	—	—	3,468	40,024
Distributions reinvested	—	—	1,699	19,450
Shares redeemed	—	—	(193,567)	(2,225,300)
Net decrease	—	—	(188,400)	(2,165,826)
Institutional Class
Shares sold	1,807,214	20,882,476	4,115,889	47,402,936
Distributions reinvested	275,687	3,178,089	319,386	3,664,012
Shares redeemed	(7,422,399)	(85,891,822)	(3,806,659)	(43,699,451)
Net increase (decrease)	(5,339,498)	(61,831,257)	628,616	7,367,497
Institutional 2 Class
Shares sold	1,181,698	13,600,141	1,800,900	20,603,575
Distributions reinvested	100,269	1,153,731	106,705	1,222,521
Shares redeemed	(1,884,478)	(21,664,459)	(1,635,477)	(18,748,107)
Net increase (decrease)	(602,511)	(6,910,587)	272,128	3,077,989
Institutional 3 Class
Shares sold	4,267,675	49,271,702	283,065	3,253,747
Distributions reinvested	17,584	202,939	14,751	169,442
Shares redeemed	(1,147,064)	(13,161,459)	(759,860)	(8,727,198)
Net increase (decrease)	3,138,195	36,313,182	(462,044)	(5,304,009)
Class S
Shares sold	2,225,589	25,997,762	—	—
Distributions reinvested	40,317	463,602	—	—
Shares redeemed	(427,124)	(4,923,531)	—	—
Net increase	1,838,782	21,537,833	—	—
Total net increase (decrease)	(1,323,844)	(15,034,808)	(8,716)	1,282
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Oregon Intermediate Municipal Bond Fund  | 2025

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Columbia Oregon Intermediate Municipal Bond Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 7/31/2025	$11.58	0.25	(0.16)	0.09	(0.25)	—	(0.25)
Year Ended 7/31/2024	$11.53	0.24	0.05	0.29	(0.24)	—	(0.24)
Year Ended 7/31/2023	$11.75	0.23	(0.22)	0.01	(0.23)	—	(0.23)
Year Ended 7/31/2022	$12.70	0.21	(0.95)	(0.74)	(0.21)	—	(0.21)
Year Ended 7/31/2021	$12.79	0.23	(0.06)	0.17	(0.23)	(0.03)	(0.26)
Institutional Class
Year Ended 7/31/2025	$11.58	0.28	(0.16)	0.12	(0.28)	—	(0.28)
Year Ended 7/31/2024	$11.53	0.27	0.05	0.32	(0.27)	—	(0.27)
Year Ended 7/31/2023	$11.75	0.26	(0.22)	0.04	(0.26)	—	(0.26)
Year Ended 7/31/2022	$12.70	0.24	(0.95)	(0.71)	(0.24)	—	(0.24)
Year Ended 7/31/2021	$12.79	0.26	(0.05)	0.21	(0.27)	(0.03)	(0.30)
Institutional 2 Class
Year Ended 7/31/2025	$11.56	0.29	(0.16)	0.13	(0.29)	—	(0.29)
Year Ended 7/31/2024	$11.51	0.27	0.05	0.32	(0.27)	—	(0.27)
Year Ended 7/31/2023	$11.73	0.26	(0.22)	0.04	(0.26)	—	(0.26)
Year Ended 7/31/2022	$12.68	0.25	(0.95)	(0.70)	(0.25)	—	(0.25)
Year Ended 7/31/2021	$12.77	0.26	(0.05)	0.21	(0.27)	(0.03)	(0.30)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Oregon Intermediate Municipal Bond Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 7/31/2025	$11.42	0.82%	0.84% (c)	0.80% (c),(d)	2.20%	12%	$24,027
Year Ended 7/31/2024	$11.58	2.59%	0.85% (c)	0.81% (c),(d)	2.12%	13%	$26,060
Year Ended 7/31/2023	$11.53	0.08%	0.84% (c)	0.80% (c),(d)	1.96%	10%	$27,181
Year Ended 7/31/2022	$11.75	(5.83% )	0.84%	0.81% (d)	1.76%	11%	$36,636
Year Ended 7/31/2021	$12.70	1.38%	0.84%	0.81% (d)	1.81%	5%	$44,606
Institutional Class
Year Ended 7/31/2025	$11.42	1.07%	0.59% (c)	0.55% (c),(d)	2.44%	12%	$142,934
Year Ended 7/31/2024	$11.58	2.84%	0.60% (c)	0.56% (c),(d)	2.37%	13%	$206,805
Year Ended 7/31/2023	$11.53	0.33%	0.59% (c)	0.55% (c),(d)	2.21%	10%	$198,557
Year Ended 7/31/2022	$11.75	(5.60% )	0.59%	0.56% (d)	2.01%	11%	$241,308
Year Ended 7/31/2021	$12.70	1.63%	0.59%	0.56% (d)	2.06%	5%	$266,298
Institutional 2 Class
Year Ended 7/31/2025	$11.40	1.10%	0.57% (c)	0.53% (c)	2.48%	12%	$43,123
Year Ended 7/31/2024	$11.56	2.87%	0.56% (c)	0.53% (c)	2.40%	13%	$50,698
Year Ended 7/31/2023	$11.51	0.35%	0.56% (c)	0.53% (c)	2.25%	10%	$47,323
Year Ended 7/31/2022	$11.73	(5.58% )	0.55%	0.52%	2.05%	11%	$39,878
Year Ended 7/31/2021	$12.68	1.67%	0.56%	0.53%	2.10%	5%	$33,366
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Oregon Intermediate Municipal Bond Fund  | 2025

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Year Ended 7/31/2025	$11.60	0.29	(0.16)	0.13	(0.29)	—	(0.29)
Year Ended 7/31/2024	$11.54	0.28	0.06	0.34	(0.28)	—	(0.28)
Year Ended 7/31/2023	$11.77	0.27	(0.24)	0.03	(0.26)	—	(0.26)
Year Ended 7/31/2022	$12.72	0.25	(0.95)	(0.70)	(0.25)	—	(0.25)
Year Ended 7/31/2021	$12.81	0.27	(0.05)	0.22	(0.28)	(0.03)	(0.31)
Class S
Year Ended 7/31/2025(e)	$11.71	0.24	(0.29)	(0.05)	(0.24)	—	(0.24)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Oregon Intermediate Municipal Bond Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Year Ended 7/31/2025	$11.44	1.15%	0.52% (c)	0.48% (c)	2.57%	12%	$53,958
Year Ended 7/31/2024	$11.60	3.01%	0.51% (c)	0.48% (c)	2.44%	13%	$18,309
Year Ended 7/31/2023	$11.54	0.33%	0.51% (c)	0.48% (c)	2.30%	10%	$23,555
Year Ended 7/31/2022	$11.77	(5.51% )	0.50%	0.48%	2.09%	11%	$10,718
Year Ended 7/31/2021	$12.72	1.72%	0.51%	0.48%	2.14%	5%	$10,242
Class S
Year Ended 7/31/2025 (e)	$11.42	(0.46% )	0.60% (c)	0.55% (c)	2.51%	12%	$21,004
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Oregon Intermediate Municipal Bond Fund  | 2025

Notes to Financial Statements
July 31, 2025
Note 1. Organization
Columbia Oregon Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class S shares commenced operations on October 2, 2024.
The Board of Trustees of the Fund approved a proposal to permit the exchange of Institutional Class shares held by certain financial intermediaries and omnibus group retirement plans, with specific permission from Columbia Management Investment Distributors, Inc., for newly created Class S shares. Effective on October 4, 2024, shares held by those certain Institutional Class shareholders of the Fund were exchanged for Class S shares of the Fund. This was a tax-free transaction for existing Institutional Class shareholders.
In addition, the Board of Trustees of the Fund approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund were converted to Institutional Class shares of the Fund. This was a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the

Columbia Oregon Intermediate Municipal Bond Fund  | 2025

Notes to Financial Statements (continued)
July 31, 2025
CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Oregon Intermediate Municipal Bond Fund  | 2025

Notes to Financial Statements (continued)
July 31, 2025
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The effective management services fee rate for the year ended July 31, 2025 was 0.47% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan

Columbia Oregon Intermediate Municipal Bond Fund  | 2025

Notes to Financial Statements (continued)
July 31, 2025
constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the year ended July 31, 2025, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.08
Advisor Class	0.03 (a)
Institutional Class	0.08
Institutional 2 Class	0.05
Institutional 3 Class	0.01
Class S	0.08 (b)

(a)	Unannualized.
(b)	Annualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended July 31, 2025, these minimum account balance fees reduced total expenses of the Fund by $260.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the
Columbia Oregon Intermediate Municipal Bond Fund  | 2025

Notes to Financial Statements (continued)
July 31, 2025
Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plan, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A of the Fund. Also under the Plan, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.10% of the average daily net assets attributable to Class A shares of the Fund.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Sales charges (unaudited)
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the year ended July 31, 2025, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75 (a)	5,288

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	December 1, 2024 through November 30, 2025 (%)	Prior to December 1, 2024 (%)
Class A	0.81	0.81
Institutional Class	0.56	0.56
Institutional 2 Class	0.52	0.54
Institutional 3 Class	0.48	0.49
Class S	0.56	0.56
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Columbia Oregon Intermediate Municipal Bond Fund  | 2025

Notes to Financial Statements (continued)
July 31, 2025
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At July 31, 2025, these differences were primarily due to differing treatment for capital loss carryforwards, trustees’ deferred compensation, distributions and re-characterization of distributions for investments.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
(3)	3	—
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended July 31, 2025				Year Ended July 31, 2024
Ordinary income ($)	Tax-exempt income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Tax-exempt income ($)	Long-term capital gains ($)	Total ($)
1	7,342,005	—	7,342,006	248	7,019,270	—	7,019,518
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At July 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed tax- exempt income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized (depreciation) ($)
—	1,146,397	—	(3,197,523)	(10,090,590)
At July 31, 2025, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
292,716,745	306,783	(10,397,373)	(10,090,590)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at July 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended July 31, 2025, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(203,478)	(2,994,045)	(3,197,523)	—
Columbia Oregon Intermediate Municipal Bond Fund  | 2025

Notes to Financial Statements (continued)
July 31, 2025
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $36,501,557 and $44,558,560, respectively, for the year ended July 31, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended July 31, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	975,000	4.92	4
Interest expense incurred by the Fund is recorded as Interest on interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at July 31, 2025.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended July 31, 2025.

Columbia Oregon Intermediate Municipal Bond Fund  | 2025

Notes to Financial Statements (continued)
July 31, 2025
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates.  Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease.  Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Liquidity risk
Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund’s investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region
Columbia Oregon Intermediate Municipal Bond Fund  | 2025

Notes to Financial Statements (continued)
July 31, 2025
or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.
At a meeting held on August 26, 2025, the Board of Trustees of the Fund approved a custody agreement with State Street Bank and Trust Company (State Street). The transition of custody services to State Street is expected to be completed by December, 2026. In addition, the Board approved the engagement by the Investment Manager of State Street as sub-administrator. In such capacity, and subject to the supervision and direction of the Investment Manager, State Street will provide certain sub-administration services to the Fund, including fund accounting and financial reporting services.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of

Columbia Oregon Intermediate Municipal Bond Fund  | 2025

Notes to Financial Statements (continued)
July 31, 2025
Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Oregon Intermediate Municipal Bond Fund  | 2025

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust I and Shareholders of Columbia Oregon Intermediate Municipal Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Oregon Intermediate Municipal Bond Fund (one of the funds constituting Columbia Funds Series Trust I, referred to hereafter as the "Fund") as of July 31, 2025, the related statement of operations for the year ended July 31, 2025, the statement of changes in net assets for each of the two years in the period ended July 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
September 22, 2025
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.

Columbia Oregon Intermediate Municipal Bond Fund  | 2025

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended July 31, 2025. Shareholders will be notified in early 2026 of the amounts for use in preparing 2025 income tax returns.
Exempt- interest dividends
100.00%
Exempt-interest dividends. The percentage of net investment income distributed during the fiscal year that qualifies as exempt-interest dividends for federal income tax purposes. A portion of the income may be subject to federal alternative minimum tax.
Columbia Oregon Intermediate Municipal Bond Fund  | 2025

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Oregon Intermediate Municipal Bond Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2025, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 26, 2025 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and

Columbia Oregon Intermediate Municipal Bond Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2024 in the performance of administrative services, and noted the various enhancements anticipated for 2025.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund.  The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Columbia Oregon Intermediate Municipal Bond Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2024 had increased from 2023 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.

Columbia Oregon Intermediate Municipal Bond Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
On June 26, 2025, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Oregon Intermediate Municipal Bond Fund  | 2025

Columbia Oregon Intermediate Municipal Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN207_07_R01_(09/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, President and Principal Executive Officer

Date	September 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, President and Principal Executive Officer

Date	September 22, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Financial Officer, Chief Accounting
Officer and Principal Financial Officer

Date	September 22, 2025